Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of number and weighted average exercise prices of share options
A summary of changes to stock options outstanding is as follows:

	Number of outstanding options	Weighted- average exercise price
	(‘000’s)	(in Cdn.$)

Outstanding at December 31, 2023	30,967	5.09
Granted	22,064	3.71
Exercised	(1,247)	3.39
Forfeited or expired	(1,579)	5.01
Outstanding at December 31, 2024	50,205	4.53
Granted	3,810	4.83
Exercised	(19,639)	4.68
Forfeited or expired	(2,419)	4.81
Outstanding at December 31, 2025	31,957	4.46

Disclosure of range of exercise prices of outstanding share options
Stock options outstanding and exercisable as at December 31, 2025, are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

2.95 – 2.99	6	1.39	2.95	6	2.95
3.00 – 3.99	15,664	4.11	3.69	7,933	3.69
4.00 – 4.99	5,616	3.32	4.45	3,021	4.44
5.00 – 5.99	8,743	1.87	5.45	6,963	5.46
6.00 – 6.99	1,928	1.14	6.24	1,617	6.25
	31,957	3.18	4.46	19,540	4.65

Disclosure of number and weighted average remaining contractual life of outstanding share options
Stock options outstanding and exercisable as at December 31, 2025, are as follows:

Range of exercise prices (in Cdn. $)	Number of outstanding options (‘000’s)	Weighted- average years to expiry	Weighted-average exercise price (in Cdn. $)	Number of exercisable options (‘000’s)	Weighted-average exercise price (in Cdn. $)

2.95 – 2.99	6	1.39	2.95	6	2.95
3.00 – 3.99	15,664	4.11	3.69	7,933	3.69
4.00 – 4.99	5,616	3.32	4.45	3,021	4.44
5.00 – 5.99	8,743	1.87	5.45	6,963	5.46
6.00 – 6.99	1,928	1.14	6.24	1,617	6.25
	31,957	3.18	4.46	19,540	4.65

Disclosure of number and weighted average exercise prices of other equity instruments
Summary of changes to RSUs outstanding:

Number of outstanding RSUs
(‘000’s)

Outstanding at December 31, 2023	3,322
Granted	2,382
Vested and converted to common shares	(1,625)
Reinvested dividend equivalents	277
Outstanding at December 31, 2024	4,356
Granted	2,802
Vested and converted to common shares	(2,223)
Forfeited	(26)
Reinvested dividend equivalents	118
Outstanding at December 31, 2025	5,027

Earnings per share
The following is the calculation of basic and diluted earnings per share:

	2025	2024
	$	$

Net income (loss) (attributable to shareholders of the Company)	401,908	(629,891)
Interest expense on convertible senior secured notes	7,723	—
Net income (loss) (attributable to shareholders of the Company) used in calculating diluted earnings per share	409,631	(629,891)

Basic weighted average number of common shares outstanding (in thousands)	1,325,322	1,308,850

Effect of dilutive securities:
Convertible senior unsecured notes	144,996	—
Stock options	4,992	—
Restricted share units	2,025	—
Performance share units	3,523	—
Diluted weighted average number of common shares outstanding (in thousands)	1,480,858	1,308,850

Earnings (loss) per share (attributable to shareholders of the Company)
Basic	$0.30	$(0.48)
Diluted	$0.28	$(0.48)